Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Summary of Changes in Assets and Liabilities Classified as Held for Sale (Parenthetical) (Detail)
R$ in Millions
12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of assets and liabilities classified as held for sale [abstract]
Net value of adjustment to fair value less costs of disposal	R$ (42)